Property and Equipment (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Property and Equipment [Line Items]
Depreciation expense	$ 128,517	$ 39,402	$ 368,208	$ 133,963	$ 263,387	$ 45,903